Average Annual Total Returns{- Fidelity Freedom Blend 2065 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2065 Fund	Fidelity Advisor Freedom Blend 2065 Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2065 Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2065 Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2065 Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2065 Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2065 Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2065 Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2065 Fund: Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	9.20%	14.34%	[1]	7.13%	12.76%	[1]	6.19%	10.83%	[1]	11.62%	15.16%	[1]	14.03%	16.23%	[1]	16.21%	17.39%	[1]	16.34%	17.52%	[1]	28.71%	23.24%	[1]	16.18%	16.69%	[1]

[1]	(a)From June 28, 2019